Guarantor/Non-guarantor Unaudited Condensed Consolidated Financial Information	6 Months Ended
Mar. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Guarantor/Non-guarantor Unaudited Condensed Consolidated Financial Information

(20) Guarantor/Non-guarantor Unaudited Condensed Consolidated Financial Information

Certain of Alion’s 100% owned domestic subsidiaries have jointly, severally, fully and unconditionally guaranteed both the Secured Notes and the Unsecured Notes which are general obligations of the Company. In March 2010, the Unsecured Note Indenture was amended to include as Unsecured Note guarantors all subsidiaries serving as Secured Note guarantors.

The following information presents unaudited condensed consolidating balance sheets as of March 31, 2014 and September 30, 2013; unaudited condensed consolidating statements of operations and comprehensive loss for the three month and six month periods ended March 31, 2014 and 2013; and unaudited condensed consolidating statements of cash flows for the six months ended March 31, 2014 and 2013 of Alion, its guarantor subsidiaries and its non-guarantor subsidiaries. Investments include Alion’s investments in its subsidiaries presented using the equity method of accounting.

Condensed Consolidating Balance Sheet as of March 31, 2014 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$19,651	$(25)	$21	$—	$19,647
Accounts receivable, net	161,815	2,200	972	—	164,987
Prepaid expenses and other current assets	7,076	30	19	—	7,125

Total current assets	188,542	2,205	1,012	—	191,759
Property, plant and equipment, net	8,092	510	2	—	8,604
Intangible assets, net	1,429	—	—	—	1,429
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	29,112	—	—	(29,112)	—
Intercompany receivables	2,228	28,850	7	(31,085)	—
Other assets	10,277	—	4	—	10,281

Total assets	$638,601	$31,565	$1,025	$(60,197)	$610,994

Current liabilities:
Interest payable	$18,246	$—	$—	$—	$18,246
Secured notes	330,307	—	—	—	330,307
Unsecured notes	234,244	—	—	—	234,244
Trade accounts payable	66,544	66	42	—	66,652
Accrued liabilities	39,295	98	116	—	39,509
Accrued payroll and related liabilities	43,657	353	44	—	44,054
Billings in excess of revenue earned	3,207	80	36	—	3,323

Total current liabilities	735,500	597	238	—	736,335
Intercompany payables	28,856	—	2,229	(31,085)	—
Unsecured notes	—	—	—	—	—
Accrued compensation and benefits, excluding current portion	6,223	—	—	—	6,223
Non-current portion of lease obligations	11,758	414	—	—	12,172
Deferred income taxes	61,617	—	—	—	61,617
Commitments and contingencies
Redeemable common stock	61,031	—	—	—	61,031
Common stock warrants	20,785	—	—	—	20,785
Common stock of subsidiaries	1	4,084	8	(4,093)	—
Accumulated other comprehensive loss	130	—	—	—	130
Accumulated surplus (deficit)	(287,300)	26,470	(1,450)	(25,019)	(287,299)

Total liabilities, redeemable common stock and accumulated deficit	$638,601	$31,565	$1,025	$(60,197)	$610,994

Condensed Consolidating Balance Sheet as of September 30, 2013 (unaudited)

	Parent	Guarantor	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$25,617	$(24)	$20	$—	$25,613
Accounts receivable, net	169,304	2,735	565	—	172,604
Receivable due from ESOP Trust	930	—	—	—	930
Prepaid expenses and other current assets	4,449	188	(154)	—	4,483

Total current assets	200,300	2,899	431	—	203,630
Property, plant and equipment, net	9,139	525	4	—	9,668
Intangible assets, net	2,040	—	—	—	2,040
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	28,420	—	—	(28,420)	—
Intercompany receivables	1,906	27,828	—	(29,734)	—
Other assets	10,363	—	4	—	10,367

Total assets	$651,089	$31,252	$439	$(58,154)	$624,626

Current liabilities:
Interest payable	$17,758	$—	$—	$—	$17,758
Trade accounts payable	61,563	58	1	—	61,622
Accrued liabilities	39,169	144	80	—	39,393
Accrued payroll and related liabilities	37,404	517	33	—	37,954
Billings in excess of costs revenue earned	4,250	84	—	—	4,334

Total current liabilities	160,144	803	114	—	161,061
Intercompany payables	27,826	153	1,754	(29,733)	—
Secured Notes	322,286	—	—	—	322,286
Unsecured Notes	233,832	—	—	—	233,832
Accrued compensation and benefits, excluding current portion	5,736	—	—	—	5,736
Non-current portion of lease obligations	12,374	447	—	—	12,821
Deferred income taxes	58,130	—	—	—	58,130
Redeemable common stock	61,895	—	—	—	61,895
Common stock of subsidiaries	—	4,084	9	(4,093)	—
Commitments and contingencies
Common stock warrants	20,785	—	—	—	20,785
Accumulated other comprehensive loss	130	—	—	—	130
Accumulated surplus (deficit)	(252,049)	25,765	(1,438)	(24,328)	(252,050)

Total liabilities, redeemable common stock and accumulated deficit	$651,089	$31,252	$439	$(58,154)	$624,626

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Three Months Ended March 31, 2014 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$190,865	1,851	250	—	$192,966
Direct contract expense	147,823	1,067	129	—	149,019

Gross profit	43,042	784	121	—	43,947

Operating expenses	20,286	320	115		20,721
General and administrative	18,496	47	10	—	18,553

Operating income	4,260	417	(4)	—	4,673
Other income (expense):
Interest income	17	—	—	—	17
Interest expense	(19,710)	—	—	—	(19,710)
Other	(19)		—	—	(19)
Equity in net income (loss) of subsidiaries	402		—	(402)	—

Total other expenses	(19,310)	—	—	(402)	(19,712)

(Loss) income before taxes	(15,050)	417	(4)	(402)	(15,039)
Income tax expense	(1,738)	—	(11)	—	(1,749)

Net loss	$(16,788)	$417	$(15)	$(402)	$(16,788)

Other comprehensive income
Postretirement actuarial gains	—	—	—	—	—

Comprehensive income (loss)	$(16,788)	$417	$(15)	$(402)	$(16,788)

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Three Months Ended March 31, 2013 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$218,785	$2,337	$159	$—	$221,281
Direct contract expense	173,423	1,428	111	—	174,962

Gross profit	45,362	909	48	—	46,319

Operating expenses	21,048	558	56	—	21,662
General and administrative	13,179	2	23	—	13,204

Operating income (loss)	11,135	349	(31)	—	11,453
Other income (expense):
Interest income	17	—	—	—	17
Interest expense	(18,913)	—	—	—	(18,913)
Other	55	—	—	—	55
Equity in net income of subsidiaries	318	—	—	(318)	—

Total other (expense) income	(18,523)	—	—	(318)	(18,841)

(Loss) income before taxes	(7,388)	349	(31)	(318)	(7,388)
Income tax expense	(1,743)	—	—	—	(1,743)

Net income (loss)	$(9,131)	$349	$(31)	$(318)	$(9,131)

Other comprehensive income:
Postretirement actuarial gains	—	—	—	—	—

Comprehensive income (loss)	$(9,131)	$349	$(31)	$(318)	$(9,131)

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Six Months Ended March 31, 2014 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$374,249	3,622	475	—	$378,346
Direct contract expense	291,883	2,158	253	—	294,294

Gross profit	82,366	1,464	222	—	84,052

Operating expenses	38,671	712	202		39,585
General and administrative	37,479	48	19	—	37,546

Operating income	6,216	704	1	—	6,921
Other income (expense):
Interest income	28	—	—	—	28
Interest expense	(38,658)	—	—	—	(38,658)
Other	(47)		—	—	(47)
Equity in net income (loss) of subsidiaries	694		—	(694)	—

Total other expenses	(37,983)	—	—	(694)	(38,677)

(Loss) income before taxes	(31,767)	704	1	(694)	(31,756)
Income tax expense	(3,483)	—	(11)	—	(3,494)

Net loss	$(35,250)	$704	$(10)	$(694)	$(35,250)

Other comprehensive income
Postretirement actuarial gains	—	—	—	—	—

Comprehensive income (loss)	$(35,250)	$704	$(10)	$(694)	$(35,250)

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Six Months Ended March 31, 2013 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$420,842	$4,555	$213	$—	$425,610
Direct contract expense	332,585	2,765	247	—	335,597

Gross profit	88,257	1,790	(34)	—	90,013

Operating expenses	42,669	1,118	125	—	43,912
General and administrative	24,913	51	44	—	25,008

Operating income (loss)	20,675	621	(203)	—	21,093
Other income (expense):
Interest income	34	—	—	—	34
Interest expense	(37,832)	—	—	—	(37,832)
Other	40	—	—	—	40
Equity in net income of subsidiaries	418	—	—	(418)	—

Total other (expense) income	(37,340)	—	—	(418)	(37,758)

(Loss) income before taxes	(16,665)	621	(203)	(418)	(16,665)
Income tax expense	(3,487)	—	—	—	(3,487)

Net income (loss)	$(20,152)	$621	$(203)	$(418)	$(20,152)

Other comprehensive income:
Postretirement actuarial gains	—	—	—	—	—

Comprehensive income (loss)	$(20,152)	$621	$(203)	$(418)	$(20,152)

Condensed Consolidating Statement of Cash Flows for the Six Months Ended March 31, 2014 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(3,139)	$24	$1	$(3,114)
Cash flows from investing activities:
Capital expenditures	(463)	(25)	—	(488)

Net cash used in investing activities	(463)	(25)	—	(488)
Cash flows from financing activities:
Payment of debt issue costs	(1,500)	—	—	(1,500)
Revolver borrowings	25,000	—	—	25,000
Revolver payments	(25,000)	—	—	(25,000)
Loan to ESOP Trust	(855)	—	—	(855)
ESOP loan repayment	855	—	—	855
Redeemable common stock purchased from ESOP Trust	(1,798)	—	—	(1,798)
Redeemable common stock sold to ESOP Trust	934	—	—	934

Net cash used in financing activities	(2,364)	—	—	(2,364)
Net (decrease) increase in cash and cash equivalents	(5,966)	(1)	1	(5,966)
Cash and cash equivalents at beginning of period	25,617	(24)	20	25,613

Cash and cash equivalents at end of period	$19,651	$(25)	$21	$19,647

Condensed Consolidating Statement of Cash Flows for the Six Months Ended March 31, 2013 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(8,785)	$15	$5	$(8,765)
Cash flows from investing activities:
Capital expenditures	(701)	—	—	(701)

Net cash used in investing activities	(701)	—	—	(701)
Cash flows from financing activities:
Loan to ESOP Trust	(1,907)	—	—	(1,907)
ESOP loan repayment	1,907	—	—	1,907
Redeemable common stock purchased from ESOP Trust	(3,986)	—	—	(3,986)
Redeemable common stock sold to ESOP Trust	1,129	—	—	1,129

Net cash provided by financing activities	(2,857)	—	—	(2,857)
Net increase (decrease) in cash and cash equivalents	(12,343)	15	5	(12,323)
Cash and cash equivalents at beginning of period	27,271	(44)	—	27,227

Cash and cash equivalents at end of period	$14,928	$(29)	$5	$14,904